Employee costs and share plans for employees - Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee costs and share plans for employees
Wages and salaries	$ 10,974	$ 10,340	$ 9,341
Social security costs	1,348	1,224	1,100
Pension costs	618	614	537
Other employment costs	1,608	1,531	1,357
Total employee benefits expense	14,548	13,709	12,335
Severance costs	$ 190	$ 283	$ 123